SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 14, 2020 USD ($)	Mar. 31, 2022 CAD ($) shares	Sep. 17, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds of shares sold	$ 23,069,000		$ 17,301,750				$ 18,976,371	$ 23,069,000
ATM Sales [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares sold under ATM | shares				155,000	320,950	41,000
Gross proceeds of shares sold				$ 456,957	$ 1,057,951	$ 159,713
Commission percentage				2.75%	2.75%	2.75%
ATM Sales [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares sold under ATM | shares		427,997
Gross proceeds of shares sold		$ 674,016
Commission percentage		2.75%